STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Growth and Income Portfolio

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 103.6%
Automobiles & Components - .6%
General Motors Co.	12,287		557,215
Banks - 4.6%
Bank of America Corp.	16,075		609,564
Citigroup, Inc.	12,526		792,144
First Horizon Corp.	37,041		570,431
JPMorgan Chase & Co.	10,862		2,175,659
U.S. Bancorp	10,457		467,428
			4,615,226
Capital Goods - 8.6%
3M Co.	1,911		202,700
AMETEK, Inc.	5,698		1,042,164
Eaton Corp. PLC	1,741		544,376
Howmet Aerospace, Inc.	19,057		1,304,071
Hubbell, Inc.	2,126		882,396
Ingersoll Rand, Inc.	11,744		1,115,093
Johnson Controls International PLC	12,625		824,665
L3Harris Technologies, Inc.	4,667		994,538
Northrop Grumman Corp.	963		460,950
Trane Technologies PLC	3,967		1,190,893
			8,561,846
Commercial & Professional Services - 1.9%
Cintas Corp.	1,218		836,803
Veralto Corp.	7,354		652,006
Waste Connections, Inc.	2,563		440,862
			1,929,671
Consumer Discretionary Distribution & Retail - 6.2%
Amazon.com, Inc.	29,956	[a]	5,403,463
Chewy, Inc., Cl. A	8,524	[a,b]	135,617
RH	1,005	[a]	350,001
Ross Stores, Inc.	1,961		287,796
			6,176,877
Consumer Durables & Apparel - .9%
Levi Strauss & Co., Cl. A	12,731		254,493
Lululemon Athletica, Inc.	1,253	[a]	489,484
Peloton Interactive, Inc., Cl. A	28,025	[a]	120,087
			864,064
Consumer Services - 2.7%
International Game Technology PLC	36,865		832,780
Las Vegas Sands Corp.	18,302		946,213

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 103.6% (continued)
Consumer Services - 2.7% (continued)
Planet Fitness, Inc., Cl. A	7,770	[a]	486,635
Restaurant Brands International, Inc.	5,029		399,554
			2,665,182
Energy - 6.6%
Chevron Corp.	4,212		664,401
ConocoPhillips	8,826		1,123,373
Diamondback Energy, Inc.	1,498		296,859
EQT Corp.	47,299		1,753,374
Marathon Petroleum Corp.	1,694		341,341
Occidental Petroleum Corp.	9,848		640,022
Phillips 66	5,779		943,942
Schlumberger NV	15,954		874,439
			6,637,751
Financial Services - 6.2%
Ares Management Corp., Cl. A	3,326		442,292
Berkshire Hathaway, Inc., Cl. B	3,841	[a]	1,615,217
Block, Inc.	16,782	[a]	1,419,422
CME Group, Inc.	3,144		676,872
LPL Financial Holdings, Inc.	1,827		482,693
The Goldman Sachs Group, Inc.	2,809		1,173,291
Voya Financial, Inc.	5,811		429,549
			6,239,336
Food, Beverage & Tobacco - .2%
PepsiCo, Inc.	1,331		232,938
Health Care Equipment & Services - 9.1%
Alcon, Inc.	2,525	[a]	210,307
Align Technology, Inc.	2,721	[a]	892,270
Becton, Dickinson and Co.	4,652		1,151,137
Boston Scientific Corp.	9,472	[a]	648,737
DexCom, Inc.	8,089	[a]	1,121,944
Edwards Lifesciences Corp.	3,792	[a]	362,364
Inspire Medical Systems, Inc.	1,381	[a]	296,625
Intuitive Surgical, Inc.	2,696	[a]	1,075,947
Medtronic PLC	18,803		1,638,681
UnitedHealth Group, Inc.	3,457		1,710,178
			9,108,190
Household & Personal Products - .9%
Kenvue, Inc.	44,243		949,455
Insurance - 3.8%
American International Group, Inc.	7,366		575,800
Assurant, Inc.	3,365		633,428
RenaissanceRe Holdings Ltd.	3,899		916,382
The Allstate Corp.	6,115		1,057,956

Description	Shares		Value ($)
Common Stocks - 103.6% (continued)
Insurance - 3.8% (continued)
Willis Towers Watson PLC	2,128		585,200
			3,768,766
Materials - 3.4%
CF Industries Holdings, Inc.	5,711		475,212
CRH PLC	11,734		1,012,175
Freeport-McMoRan, Inc.	19,270		906,075
International Paper Co.	5,837		227,760
Newmont Corp.	21,818		781,957
			3,403,179
Media & Entertainment - 8.3%
Alphabet, Inc., Cl. A	12,943	[a]	1,953,487
Alphabet, Inc., Cl. C	20,308	[a]	3,092,096
Netflix, Inc.	945	[a]	573,927
Omnicom Group, Inc.	5,771		558,402
Pinterest, Inc., Cl. A	16,042	[a]	556,176
Reddit, Inc., Cl. A	8,880	[a]	437,962
The Interpublic Group of Companies, Inc.	16,718		545,508
The Walt Disney Company	4,971		608,252
			8,325,810
Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
AbbVie, Inc.	3,360		611,856
Alnylam Pharmaceuticals, Inc.	1,692	[a]	252,869
Amgen, Inc.	718		204,142
BioMarin Pharmaceutical, Inc.	3,505	[a]	306,127
Bio-Techne Corp.	8,440		594,092
Danaher Corp.	7,763		1,938,576
Illumina, Inc.	6,612	[a]	907,960
Repligen Corp.	2,322	[a,b]	427,062
Sanofi SA, ADR	21,514		1,045,580
Sarepta Therapeutics, Inc.	5,505	[a]	712,677
Zoetis, Inc.	1,939		328,098
			7,329,039
Real Estate Management & Development - 1.6%
CoStar Group, Inc.	16,461	[a]	1,590,133
Semiconductors & Semiconductor Equipment - 9.5%
Applied Materials, Inc.	10,203		2,104,165
Intel Corp.	12,508		552,478
Micron Technology, Inc.	4,633		546,184
NVIDIA Corp.	6,966		6,294,199
			9,497,026
Software & Services - 11.4%
Dolby Laboratories, Inc., Cl. A	5,929		496,672
Dynatrace, Inc.	7,789	[a]	361,721
HubSpot, Inc.	1,351	[a]	846,483

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 103.6% (continued)
Software & Services - 11.4% (continued)
International Business Machines Corp.		2,953		563,905
Microsoft Corp.		13,066		5,497,128
MongoDB, Inc.		1,028	[a]	368,682
Roper Technologies, Inc.		1,561		875,471
Shopify, Inc., Cl. A		17,161	[a]	1,324,314
Snowflake, Inc., Cl. A		3,812	[a]	616,019
Twilio, Inc., Cl. A		6,900	[a]	421,935
				11,372,330
Technology Hardware & Equipment - 5.6%
Apple, Inc.		26,241		4,499,807
Cisco Systems, Inc.		21,231		1,059,639
				5,559,446
Telecommunication Services - 1.3%
AT&T, Inc.		76,233		1,341,701
Transportation - 1.8%
FedEx Corp.		2,704		783,457
Uber Technologies, Inc.		13,015	[a]	1,002,025
				1,785,482
Utilities - 1.1%
Constellation Energy Corp.		4,501		832,010
Dominion Energy, Inc.		5,389		265,085
				1,097,095
Total Common Stocks (cost $66,822,089)				103,607,758
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,160,809)	5.42	1,160,809	[c]	1,160,809
Total Investments (cost $67,982,898)		104.8%		104,768,567
Liabilities, Less Cash and Receivables		(4.8%)		(4,756,510)
Net Assets		100.0%		100,012,057

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $540,712 and the value of the collateral was $551,377, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	103,607,758	-	-	103,607,758
Investment Companies	1,160,809	-	-	1,160,809

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2024, accumulated net unrealized appreciation on investments was $36,785,669, consisting of $38,483,804 gross unrealized appreciation and $1,698,135 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.